Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
REVENUE	¥ 2,015,890	¥ 1,616,903	¥ 1,725,428
OPERATING EXPENSES
Purchases, services and other	(1,285,716)	(959,640)	(1,056,795)
Employee compensation costs	(125,384)	(117,662)	(118,082)
Exploration expenses, including exploratory dry holes	(23,884)	(18,576)	(18,380)
Depreciation, depletion and amortization	(237,375)	(218,147)	(202,875)
Selling, general and administrative expenses	(77,042)	(74,255)	(71,270)
Taxes other than income taxes	(198,022)	(189,608)	(205,884)
Other (expenses) / income, net	(745)	21,620	27,110
TOTAL OPERATING EXPENSES	(1,948,168)	(1,556,268)	(1,646,176)
PROFIT FROM OPERATIONS	67,722	60,635	79,252
FINANCE COSTS
Exchange gain	8,217	12,828	9,536
Exchange loss	(9,311)	(11,571)	(10,168)
Interest income	2,901	2,491	2,019
Interest expense	(22,408)	(23,348)	(24,328)
TOTAL NET FINANCE COSTS	(20,601)	(19,600)	(22,941)
SHARE OF PROFIT OF ASSOCIATES AND JOINT VENTURES	5,968	4,105	1,504
PROFIT BEFORE INCOME TAX EXPENSE	53,089	45,140	57,815
Income tax expense	(16,296)	(15,768)	(15,726)
PROFIT FOR THE YEAR	36,793	29,372	42,089
OTHER COMPREHENSIVE INCOME RECLASSIFIABLE TO PROFIT OR LOSS
Currency translation differences	(431)	9,404	(20,965)
Fair value (loss)/ gain from available-for-sale financial assets, net of tax	(608)	(128)	596
Share of the other comprehensive (loss) / income of associates and joint ventures accounted for using the equity method	(326)	313	130
OTHER COMPREHENSIVE (LOSS) / INCOME, NET OF TAX	(1,365)	9,589	(20,239)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	35,428	38,961	21,850
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	22,798	7,857	35,517
Non-controlling interests	13,995	21,515	6,572
PROFIT FOR THE YEAR	36,793	29,372	42,089
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	23,685	15,814	18,965
Non-controlling interests	11,743	23,147	2,885
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 35,428	¥ 38,961	¥ 21,850
BASIC AND DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY(RMB)	¥ 0.12	¥ 0.04	¥ 0.19